Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in the accumulated postretirement benefit obligation due to a 1% increase in annual health care cost trend rate	$ 14
Decrease in the accumulated postretirement benefit obligation due to a 1% decrease in the annual trend rate	12
Effect of 1% point increase or decrease on net postretirement benefit cost	1
Increase (decrease) in the amounts recognized in OCI	40
Change in the funded status that was recognized in either net periodic benefit cost or OCI	47		5		(70)
Estimated amount of net loss that will be amortized from OCI into net benefit cost in 2012	9
Estimated amount of prior service cost credit that will be amortized from OCI into net benefit cost in 2012	(21)
Net benefit expense	7.0	[1]	6.0	[1]	27.0	[1]
Non-U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net benefit expense	2.0		1.0		3.0
Benefit obligation	$ 23		$ 24		$ 18

[1]	Excludes $2.8 million of termination benefits in 2009 related to cost reduction programs and facility rationalizations that were recorded in Restructuring and other charges in the consolidated statement of operations.